Document And Entity Information	12 Months Ended
Jun. 30, 2025
Document Information Line Items
Entity Central Index Key	0001912884
Document Type	F-1
Entity Registrant Name	Republic Power Group Limited
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	#04-09 Techplace II
Entity Address, Address Line Two	5008 Ang Mo Kio Ave 5
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	569874
City Area Code	+65
Local Phone Number	6717 7722
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10168
City Area Code	(800)
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.
Entity Address, State or Province	NY